Accounting information and policies (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of principal foreign exchange rates used in the translation of financial statements
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2019, expressed in US dollars and euros per £1, were as follows:

	2019	2018	2017
US dollar
Income statement and cash flows(i)	1.29	1.35	1.27
Assets and liabilities(ii)	1.27	1.32	1.30
Euro
Income statement and cash flows(i)	1.13	1.13	1.16
Assets and liabilities(ii)	1.12	1.13	1.14

(i)    Weighted average rates
(ii)    Year end rates

Schedule of the contribution of the Group's Venezuelan operations
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2019 and 30 June 2018 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2019		Year ended 30 June 2018
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	403,700 VES/£	8,553 VES/£	3,858,826 VEF/£	151,800 VEF/£
	£ million	£ million	£ million	£ million
Net sales	—	3	1	27
Operating profit	—	2	—	16
Other finance income - hyperinflation adjustment	10	455	18	458
Net cash inflow from operating activities	—	5	1	12
Net assets	56	2,643	69	1,744